Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	$ 1,654,701	$ 1,403,393	$ 1,564,538	$ 44,550
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	31,824	24,859	35,622	8,075
Gain from disposition of subsidiaries		(33,165)	(33,165)
Share-based payment expense				36,000
Non-cash lease expenses	84,677	(147,627)	4,900
Changes in working capital:
Accounts receivable	(148,608)	216,673	108,288	(289,426)
Prepaid expenses	(75,106)	(52,103)	(84,548)
Long-term prepaid expenses		(58,595)	(31,862)
Accounts payable & accrued liabilities	(366,745)	1,674,200	344,028	208,374
Income tax payable	406,026	266,028	309,043
Due to a related party		(8,807)	(8,807)	4,240
Operating lease liabilities	(86,527)	153,144
Net cash provided by operating activities	1,500,242	3,438,000	2,208,037	11,813
Cash flows from investing activities:
Purchase of property and equipment		(92,693)	(92,693)	(17,503)
Disposition of subsidiaries		(7,548)	(7,548)
Net cash used in investing activities		(100,241)	(100,241)	(17,503)
Cash flows from financing activities:
Net (repayment to) proceeds from related parties	(1,283,221)	267,557	332,886	223,972
Proceeds from Issuance of Series B preferred stock	600,000
Payment for offering cost	(37,500)
Share issuance proceeds				2,339,937
Issuance costs related to equity financing				(60,478)
Contribution from shareholders				150,000
Net cash (used in) provided by financing activities	(720,721)	267,557	332,886	2,653,431
EFFECT OF EXCHANGE RATE CHANGES ON CASH		(207)	(204)	346
NET INCREASE IN CASH	779,521	3,605,109	2,440,478	2,648,087
CASH, BEGINNING OF PERIOD	5,158,223	2,717,745	2,717,745	69,658
CASH, END OF PERIOD	5,937,744	6,322,854	5,158,223	2,717,745
SUPPLEMENTAL DISCLOSURES:
Non-cash offset of subscription receivable with due to related party balance		48,718	48,718
Issuance of Series B preferred stock to offset due to related party balance	600,000
ROU obtained in exchange for new operating lease			220,975
Cash paid for interest
Cash paid for income taxes